Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Warrants

NOTE 5 - WARRANTS

For the nine-month period ended September 30, 2019, warrants to purchase 16,666 shares of common stock were exercised, 300,000 were granted and none forfeited. See NOTE 4 – SHAREHOLDERS’ EQUITY.

The Company uses the Black-Scholes pricing model to estimate the fair value of stock-based awards on the date of the grant. The following table summarizes the assumptions used to estimate the fair value of the warrants granted during the nine months ended September 30, 2019.

2019
Expected dividend yield	0%
Weighted-average expected volatility	217%
Weighted-average risk-free interest rate	2.75%
Expected life of warrants	5 years

The total fair value of warrants issued was $269,719. The compensation cost related to the warrants was $26,363 for the nine-months ended September 30, 2019.

The Company’s outstanding and exercisable warrants as of September 30, 2019 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of December 31, 2018	2,880,141	$0.08	3.74	$782,385
Warrants granted	300,000	$0.01	-	-
Warrants forfeited	-	-	-	-
Warrants exercised	(16,666)	$0.01	-	-

Warrants Outstanding as of September 30, 2019	3,163,475	$0.08	3.02	$3,574,954

NOTE 6 - WARRANTS

In 2017, 87,500 warrants were issued related to common shares sold for cash (See Note 5). Likewise, 28,150 were issued for renewal of convertible debt (see Note 3) and 25,000 warrants were exercised. No warrants were forfeited in 2017.

In 2018, 161,538 warrants were issued related to common shares sold for cash (see Note 5), 10,000 were issued for renewal of convertible debt (see Note 3), 405,507 were issued related to the acquisition of Community Specialty Pharmacy, LLC, none were exercised and 435,000 were forfeited.

The following table summarizes the assumptions used to estimate the fair value of warrants granted during the years ended December 31, 2018 and 2017:

	2018	2017
Expected dividend yield	0%	0%
Weighted-average expected volatility	231-632%	200%
Weighted-average risk-free interest rate	2.55-2.75%	1.81-1.84%
Expected life of warrants	5-8 years	5 years

The Company’s outstanding and exercisable warrants as of December 31, 2018 and 2017 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of December 31, 2016	2,647,446	$0.24	4.24	$930,751
Warrants granted	115,650	$0.18	5.0	-
Warrants forfeited	-	-	-	-
Warrants exercised	(25,000)	$0.01	-	-

Warrants Outstanding as of December 31, 2017	2,738,096	$0.24	3.28	$937,567
Warrants granted	577,045	$0.02	7.11
Warrants forfeited	(435,000)	-	-	-
Warrants exercised	-	-	-	-

Warrants Outstanding as of December 31, 2018	2,880,141	$0.08	3.74	$782,385